Segment Information (Geographical Revenues and Income before Income Taxes) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Segment Reporting Information [Line Items]
Total Revenues		¥ 2,280,329	¥ 2,434,864	¥ 2,862,771
Income before Income Taxes		412,561	395,730	435,501
Japan | Reportable Geographical Components
Segment Reporting Information [Line Items]
Total Revenues		1,792,790	1,948,868	2,377,729
Income before Income Taxes		260,323	274,431	320,511
The Americas | Reportable Geographical Components
Segment Reporting Information [Line Items]
Total Revenues	[1]	201,578	205,233	208,264
Income before Income Taxes	[1]	74,086	70,935	74,105
Other Countries | Reportable Geographical Components
Segment Reporting Information [Line Items]
Total Revenues	[2]	285,961	280,763	276,778
Income before Income Taxes	[2]	¥ 78,152	¥ 50,364	¥ 40,885

[1]	Mainly the United States
[2]	Mainly Asia, Europe, Australasia and Middle East